UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22930

USCF ETF TRUST

(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612

(Address of principal executive offices) (Zip code)

Nicholas D. Gerber

1999 Harrison Street, Suite 1530

Oakland, California 94612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At September 30, 2014

	% of Total
	Net Assets	Shares	Market Value
Common Stocks	99.7%
Banks	6.5%
Home BancShares, Inc./AR	3.3%	3,694	$108,640
Toronto-Dominion Bank/The	3.2%	2,166	106,979

			215,619

Beverages	3.5%
Coca-Cola Co./The	3.5%	2,722	116,120

Building Products	3.3%
AO Smith Corp.	3.3%	2,310	109,217

Capital Markets	3.3%
Franklin Resources, Inc.	3.3%	2,041	111,459

Chemicals	6.3%
Stepan Co.	3.2%	2,415	107,178
Tronox Ltd. - Class A	3.1%	3,968	103,366

			210,544

Commercial Services & Supplies	3.1%
Copart, Inc.(a)	3.1%	3,352	104,968

Diversified Financial Services	3.4%
CME Group, Inc./IL - Class A	3.4%	1,416	113,216

Diversified Telecommunication Services	3.2%
TELUS Corp.	3.2%	3,160	108,009

Electric Utilities	3.3%
ITC Holdings Corp.	3.3%	3,082	109,812

Electrical Equipment	3.2%
AZZ, Inc.	3.2%	2,562	107,015

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At September 30, 2014

Electronic Equipment, Instruments & Components	3.3%
Amphenol Corp. - Class A	3.3%	1,089	$108,748

Health Care Equipment & Supplies	3.5%
West Pharmaceutical Services, Inc.	3.5%	2,607	116,689

Health Care Providers & Services	3.3%
DaVita HealthCare Partners, Inc.(a)	3.3%	1,530	111,904

Household Products	3.4%
Colgate-Palmolive Co.	3.4%	1,755	114,461

Insurance	10.0%
Allied World Assurance Co. Holdings AG	3.4%	3,047	112,251
ProAssurance Corp.	3.3%	2,484	109,470
RLI Corp.	3.3%	2,561	110,866

			332,587

Machinery	3.3%
Mueller Industries, Inc.	3.3%	3,831	109,337

Oil, Gas & Consumable Fuels	10.4%
Holly Energy Partners LP(b)	3.5%	3,194	116,261
Magellan Midstream Partners LP(b)	3.5%	1,384	116,505
Plains All American Pipeline LP(b)	3.4%	1,960	115,366

			348,132

Road & Rail	6.7%
Canadian National Railway Co.	3.3%	1,562	110,840
Union Pacific Corp.	3.4%	1,055	114,383

			225,223

Software	3.3%
Open Text Corp.	3.3%	1,962	108,734

Specialty Retail	3.5%
Tractor Supply Co.	3.5%	1,880	115,639

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At September 30, 2014

Technology Hardware, Storage & Peripherals	3.4%
Apple, Inc.	3.4%	1,111	$111,933

Textiles, Apparel & Luxury Goods	3.2%
Columbia Sportswear Co.	3.2%	2,996	107,197

Water Utilities	3.3%
American States Water Co.	3.3%	3,606	109,694

Total Common Stocks (Cost $3,395,698)(c)	99.7%		3,326,257

Other Assets in Excess of Liabilities	0.3%		10,491

Total Net Assets	100.0%		$3,336,748

(a)	Non-income producing security.
(b)	Master Limited Partners Holding
(c)	The aggregate cost of investments for tax purposes was $3,395,698. The net unrealized depreciation was $69,441, which consisted of aggregate unrealized appreciation of $11,933 and aggregate gross unrealized depreciation of $81,374.

Summary of Investments by Country^
United States	83.5%
Canada	13.1
Switzerland	3.4

100.0%

^	As a percentage of total common stocks. All stocks are listed on U.S. Exchanges.

USCF ETF TRUST

Stock Split Index Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 -	quoted prices in active markets for identical securities.

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of September 30, 2014, in valuing the Fund’s investments.

At September 30, 2014	Total	Level I	Level II	Level III
Common Stocks
Banks	$215,619	$215,619	$—	$—
Beverages	116,120	116,120	—	—
Building Products	109,217	109,217	—	—
Capital Markets	111,459	111,459	—	—
Chemicals	210,544	210,544	—	—
Commercial Services & Supplies	104,968	104,968	—	—
Diversified Financial Services	113,216	113,216	—	—
Diversified Telecommunication Services	108,009	108,009	—	—
Electric Utilities	109,812	109,812	—	—
Electrical Equipment	107,015	107,015	—	—
Electronic Equipment, Instruments & Components	108,748	108,748	—	—
Health Care Equipment & Supplies	116,689	116,689	—	—
Health Care Providers & Services	111,904	111,904	—	—
Household Products	114,461	114,461	—	—
Insurance	332,587	332,587	—	—
Machinery	109,337	109,337	—	—
Oil, Gas & Consumable Fuels	348,132	348,132	—	—
Road & Rail	225,223	225,223	—	—
Software	108,734	108,734	—	—
Specialty Retail	115,639	115,639	—	—
Technology Hardware, Storage & Peripherals	111,933	111,933	—	—
Textiles, Apparel & Luxury Goods	107,197	107,197	—	—
Water Utilities	109,694	109,694	—	—

Total Common Stocks	$3,326,257	$3,326,257	$—	$—

The Fund recognizes transfers between levels as of the end of the fiscal year. For the period ended September 30, 2014, the Fund did not have any transfers between Level 1, Level 2 and Level 3 securities.

Notes to Schedule of Investments – September 30, 2014 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Securities are valued at closing bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Expenses

Expenses of the Trust, which are directly identifiable to the USCF ETF Trust – Stock Split Index Fund (the “Fund”), are applied to the Fund except those expenses paid directly by USCF Advisers LLC (the “Adviser”).

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis.

Recently Issued Accounting Pronouncements

In June 2013, the FASB issued Accounting Standards Update No. 2013-08,” Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 clarifies the characteristics of an investment company and provides comprehensive guidance for assessing whether an entity is an investment company and for the measurement of non-controlling ownership interests in other investment companies. ASU 2013-08 is effective prospectively for interim or annual periods beginning on or after December 15, 2013. Management does not expect this guidance to have an impact on the financial statements.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USCF ETF TRUST

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President (Principal Executive Officer)

Date: November 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Howard Mah
Howard Mah
Treasurer (Principal Financial Officer)

Date: November 5, 2014